Taxes on Income (Details Narrative) (10-K) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Corporate income tax rate	23.00%	24.00%	24.00%	25.00%
Reduced federal tax rate	21.00%
Operating loss carryforwards, expiration	2035
Israel Tax Authority [Member]
Net operating losses carried forward			$ 5,267
Israel Tax Authority [Member] | 2016 [Member]
Corporate income tax rate			25.00%
Israel Tax Authority [Member] | 2017 [Member]
Corporate income tax rate			24.00%
Israel Tax Authority [Member] | From 2018 [Member]
Corporate income tax rate	23.00%		23.00%
US Tax Authority [Member]
Corporate income tax rate			35.00%
Net operating losses carried forward			$ 2,987
Operating loss carryforwards, expiration			2035
US Tax Authority [Member] | From 2018 [Member]
Corporate income tax rate	21.00%
Tax Act [Member] | From January 1, 2018 [Member]
Reduced federal tax rate			21.00%